FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

9 — FAIR VALUE OF FINANCIAL INSTRUMENTS

We measure the fair value of financial assets and liabilities based on the guidance of ASC 820 “Fair Value Measurements and Disclosures” which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
ASC 820 describes three levels of inputs that may be used to measure fair value:
Level 1 —	quoted prices in active markets for identical assets or liabilities
Level 2 —	quoted prices for similar assets and liabilities in active markets or inputs that are observable
Level 3 —	inputs that are unobservable based on an entity’s own assumptions, as there is little, if any, related market activity (for example, cash flow modeling inputs based on assumptions)
There were no financial liabilities as of December 31 and March 31, 2016 measured at fair value on a recurring basis. Assets measured at fair value on a non-recurring basis are summarized in the following tables by fair value measurement Level:

	Level 1	Level 2	Level 3	Total
Equity Investments as of March 31, 2016	$0	$0	$190,172	$190,172
Equity Investments as of December 31, 2016	$0	$0	$185,417	$185,417
Fair Value Measurements are defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and is classified in one of the following three categories. There have been no changes in the methodologies used at December 31 and March 31, 2016:
Level 1 —	Quoted prices for identical instruments in active markets.
Level 2 —
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3 —
Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Level 3 investments consist of investments in Happy Cellular Services Limited.

A reconciliation of the beginning and ending balances for the investments using significant unobservable inputs (Level 3):

Fair value of equity investment as of March 31, 2016	$190,172
Foreign currency translation	(4,755)
Fair value of equity investment as of December 31, 2016	$185,417

11 — FAIR VALUE OF FINANCIAL INSTRUMENTS

We measure the fair value of financial assets and liabilities based on the guidance of ASC 820 “Fair Value Measurements and Disclosures” which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
ASC 820 describes three levels of inputs that may be used to measure fair value:
Level 1 —	quoted prices in active markets for identical assets or liabilities
Level 2 —	quoted prices for similar assets and liabilities in active markets or inputs that are observable
Level 3 —	inputs that are unobservable based on an entity’s own assumptions, as there is little, if any, related market activity (for example, cash flow modeling inputs based on assumptions)
There were no financial liabilities as of March 31, 2016 and 2015 measured at fair value on a recurring basis.
In September 2015, the Company determined that a certain conversion option related to a convertible note did not have fixed settlement provisions and was deemed to be a derivative financial instrument, since the exercise price was subject to adjustment based on certain changes in market price of the Company’s common stock. Accordingly, the Company was required to record such conversion option as a liability and mark such derivative to fair value each reporting period. Such instrument was classified within Level 3 of the valuation hierarchy. However, the note was exchanged prior to March 31, 2016.
The fair value of the conversion option was calculated using a binomial lattice formula with the following weighted average assumptions during the nine months ended December 31, 2015. The financial instrument was exchanged on December 30, 2015 and was created on September 17, 2015:

	December 31, 2015	September 17, 2015
Common Stock Closing Price	$0.55	$0.54
Conversion Price per Share	$0.53	$0.45
Conversion Shares	3,789,233	4,444,306
Call Option Value	$0.25	$0.25
Dividend Yield	0	0
Volatility	103.21%	103.24%
Risk-free Interest Rate	0.33%	0.39%
Term (years)	1 year	1 year
The risk-free interest rate is the United States Treasury rate on the measurement date having a term equal to the remaining contractual life of the instrument. The volatility is a measure of the amount by which the Company’s share price has fluctuated or is expected to fluctuate. The dividend yield is 0% as the Company has not made any dividend payment and has no plans to pay dividends in the foreseeable future.
Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the derivative liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s Chief Financial Officer, who reports to the Chief Executive Officer, determine its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of management.
Level 3 financial liabilities consist of the derivative liabilities for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.
Significant observable and unobservable inputs include stock price, exercise price, annual risk free rate, term, and expected volatility, and are classified within Level 3 of the valuation hierarchy. An increase or decrease in volatility or interest free rate, in isolation, can significantly increase or decrease the fair value of the derivative liabilities. Changes in the values of the derivative liabilities are recorded as a component of other income (expense) on the Company’s consolidated statements of operations.
The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis using significant unobservable input for the year ended March 31, 2016:

April 1, 2015	$0
Aggregate amount of derivative instruments issued	1,097,635
Change in fair value of derivative liabilities	(477,032)
Reclassification into Equity	(620,603)
March 31, 2016	$0
The Company’s assets measured at fair value on a non-recurring basis are summarized in the following tables by fair value measurement Level:

	Level 1	Level 2	Level 3	Total
Equity Investments as of March 31, 2015	$0	$0	$201,600	$201,600
Equity Investments as of March 31, 2016	$0	$0	$190,172	$190,172
Fair Value Measurements are defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and is classified in one of the following three categories. There have been no changes in the methodologies used at March 31, 2016 and 2015:
Level 1 —	Quoted prices for identical instruments in active markets.
Level 2 —
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3 —
Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Level 3 investments consist of investments in Happy Cellular Services Limited.

A reconciliation of the beginning and ending balances for the investments using significant unobservable inputs (Level 3):

Carrying value, March 31, 2014	$211,680
Foreign currency translation	(10,080)
Carrying value, March 31, 2015	201,600
Foreign currency translation	(11,428)
Fair value of equity investment as of March 31, 2016	$190,172